SHARE-BASED COMPENSATION - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Sep. 17, 2015 shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Nov. 30, 2020 CNY (¥)
SHARE-BASED COMPENSATION
Number of share options granted to employees under stock incentive plans		11,920,000	11,920,000		1,010,000			0
Weighted average grant date fair value of options granted | (per share)		¥ 0.8	$ 0.11	¥ 0
Unrecognized compensation expenses related to options | ¥		¥ 36,988	$ 36,988	¥ 5,454
Sunglow
SHARE-BASED COMPENSATION
Unrecognized compensation expenses related to options | ¥		¥ 10,284	$ 10,284
Sunglow | Guangdong Lizi
SHARE-BASED COMPENSATION
Equity interests									1.00%
Equity investments amount | ¥									¥ 175
2015 Share Incentive Plan
SHARE-BASED COMPENSATION
Share incentive plan effective period	10 years
Maximum number of shares issued under share incentive plan	12,727,272
2018 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum number of shares issued under share incentive plan		30,128,782	30,128,782
Number of share options granted to employees under stock incentive plans		11,920,000	11,920,000		1,010,000	3,840,000	19,175,500
Share options vested percentage		60.00%	60.00%
2018 Share Incentive Plan | Vested after 24 Months
SHARE-BASED COMPENSATION
Share options vested percentage		40.00%	40.00%		40.00%	40.00%	40.00%
2018 Share Incentive Plan | Vested in three equal installments over following 36 months
SHARE-BASED COMPENSATION
Share options vested percentage					60.00%	60.00%	60.00%